Other related party transactions	12 Months Ended
Dec. 31, 2023
Other related party transactions
Other Related Party Transactions

23. Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Accounts payable and accrued liabilities includes a total of $36,938 ($76,843 as at December 31, 2022) payable to this law firm.

Another member of NXT’s Board of Directors is a board member of Pana Holdings Mauritius, the parent company of Ataraxia Capital, which holds convertible debentures (Note 10). Accounts payable and accrued liabilities includes a total of $19,699 (US$14,890) ($nil as at December 31, 2022) to Ataraxia Capital.

A company owned by a family member of a former executive officer was contracted to provide presentation design services to the Company during 2021.

	For the years ended December 31,
	2023	2022	2021
Legal Fees	$129,600	$92,308	$85,815
Interest Expense1.	107,792	-	-
Design Services2.	-	-	4,013

1.	US$79,356

2.	US$3000